Research and development costs	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Research and development costs
Research and development costs
Research and development costs were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Research and development expenditures expensed	€1,696	€1,661	€1,449
Amortization of capitalized development expenditures	1,424	1,492	1,194
Impairment and write-off of capitalized development expenditures	110	121	221
Total Research and development costs	€3,230	€3,274	€2,864

The impairment and write-off of capitalized development expenditures during the year ended December 31, 2017 mainly related to global product portfolio changes in EMEA and changes in the LATAM product portfolio.
The impairment and write-off of capitalized development expenditures during the year ended December 31, 2016 mainly related to the Group's capacity realignment to SUV production in China, which resulted in an impairment charge of €90 million for the locally produced Fiat Viaggio and Ottimo vehicles.
The impairment and write-off of capitalized development expenditures during the year ended December 31, 2015 mainly related to the Group's plan to realign a portion of its manufacturing capacity in NAFTA to better meet demand for Ram pickup trucks and Jeep vehicles within the Group's existing plant infrastructure, which resulted in an impairment charge of €176 million for capitalized development expenditures that had no future economic benefit.
Refer to Note 10, Other intangible assets, for information on capitalized development expenditures.